Locations and Gain (Loss) Amounts of Derivative Instruments Recognized (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Derivatives in fair value hedging relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (2,065)		¥ (136)		¥ (78)
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(2,065)	[1]	(136)	[1]	(78)	[1]
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(1,505)		(482)		(5,140)
Derivatives not designated as hedging instruments | Non-deliverable forward contracts (NDF) | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	71	[1]	16	[1]	(4,050)	[1]
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(517)	[1]	67	[1]	(1,090)	[1]
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (1,059)	[1]	¥ (565)	[1]

[1]	"Other, net" was included in "Other income (expense)".